Consolidated Balance Sheets	Apr. 30, 2026 USD ($)	Apr. 30, 2025 USD ($)
Current Assets
Cash	$ 1,236,113	$ 659,082
Short-term investments		240,000
Accounts receivable, net	384,634	345,751
Inventories, net	1,109,608	927,661
Other current assets	5,791	340
Total Current Assets	2,736,146	2,172,834
Non-Current Assets
Deferred tax assets	67,677	47,277
Total Non-Current Assets	67,677	47,277
Total Assets	2,803,823	2,220,111
Current liabilities
Accrued expenses and other current liabilities	14,302	11,645
Amounts due to a related party	1,031,001	1,644,006
Income tax payable	260,408	60,788
Total Current Liabilities	1,305,711	1,716,439
Total Liabilities	1,305,711	1,716,439
COMMITMENTS AND CONTINGENCIES
Equity
Ordinary shares (USD$0.1279 par value; 10,000 shares authorized; 10,000 shares issued and outstanding as of April 30, 2025 and 2026)	1,279	1,279
Subscription receivable	(1,279)	(1,279)
Retained earnings	1,505,981	501,219
Accumulated other comprehensive income/(loss)	(7,869)	2,453
Total Equity	1,498,112	503,672
Total Liabilities and Equity	$ 2,803,823	$ 2,220,111